S000094440 [Member] Shareholder Fees - Wasatch International Small Cap Value Fund	Oct. 01, 2025
INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
INVESTOR CLASS SHARES
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	0.00%